UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 05/04/04


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      54
Form 13F Information Table Value Total:       $186,955


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     6070   117070 SH       DEFINED                113245        0     3825
American Intl Group Inc        COM              026874107     9902   138786 SH       DEFINED                134100        0     4686
Amgen Inc                      COM              031162100     2521    43360 SH       DEFINED                 42140        0     1220
Automatic Data Processing Inc  COM              053015103     7262   172908 SH       DEFINED                166898        0     6010
Avery Dennison Corp            COM              053611109     6581   105789 SH       DEFINED                101649        0     4140
BP P.L.C. Spons ADR            COM              055622104     1102    21520 SH       SOLE                    21520        0        0
Bristol-Myers Squibb Co        COM              110122108      370    15285 SH       DEFINED                 15110        0      175
Capital One Finl Corp          COM              14040H105     4838    64145 SH       DEFINED                 62140        0     2005
Carnival Corp                  COM              143658300     8358   186115 SH       DEFINED                180475        0     5640
Chevron Texaco Corp            COM              166764100      553     6296 SH       DEFINED                  5723        0      573
Cisco Systems Inc              COM              17275R102      220     9348 SH       SOLE                     9348        0        0
Citigroup Inc                  COM              172967101      362     7004 SH       SOLE                     7004        0        0
Coca-Cola Company              COM              191216100      420     8345 SH       DEFINED                  7845        0      500
Devon Energy Corp              COM              25179M103     3869    66542 SH       DEFINED                 63879        0     2663
Disney Walt Co.                COM              254687106      311    12437 SH       SOLE                    12437        0        0
EMC Corporation Mass           COM              268648102     1257    92330 SH       DEFINED                 86805        0     5525
Evergreen Utility & Telecomm A FUND             300237849      141    16410 SH       SOLE                    16410        0        0
Exxon Mobil Corp               COM              30231G102     1608    38665 SH       DEFINED                 38179        0      486
Fannie Mae                     COM              313586109     6952    93499 SH       DEFINED                 90034        0     3465
First Data Corp                COM              319963104     1869    44328 SH       DEFINED                 43763        0      565
Gannett Company Inc            COM              364730101      881    10000 SH       SOLE                    10000        0        0
General Electric Co            COM              369604103     8446   276746 SH       DEFINED                273416        0     3330
Gillette Company               COM              375766102     1005    25700 SH       DEFINED                 24600        0     1100
Hewlett-Packard Co             COM              428236103     4216   184585 SH       DEFINED                176555        0     8030
Home Depot Inc                 COM              437076102      452    12100 SH       SOLE                    12100        0        0
Intel Corp                     COM              458140100      291    10700 SH       DEFINED                 10450        0      250
Intl Business Machines         COM              459200101     6473    70481 SH       DEFINED                 68096        0     2385
J.P. Morgan Chase & Co         COM              46625H100     6410   152793 SH       DEFINED                146648        0     6145
Johnson & Johnson              COM              478160104     4959    97781 SH       DEFINED                 94696        0     3085
Marsh & McLennan Cos Inc       COM              571748102     1082    23364 SH       SOLE                    23364        0        0
Medtronic Inc                  COM              585055106     2315    48484 SH       DEFINED                 46359        0     2125
Merck & Co Inc.                COM              589331107     5400   122207 SH       DEFINED                120032        0     2175
Microsoft Corp                 COM              594918104     4880   195730 SH       DEFINED                192120        0     3610
Motorola Inc                   COM              620076109     6668   378855 SH       DEFINED                368580        0    10275
Nordstrom Inc                  COM              655664100    10457   262080 SH       DEFINED                253920        0     8160
Omnicom Group                  COM              681919106     7749    96565 SH       DEFINED                 93380        0     3185
Pall Corp                      COM              696429307     3703   163204 SH       DEFINED                156574        0     6630
Pepsico Inc                    COM              713448108     7990   148380 SH       DEFINED                144255        0     4125
Pfizer Inc                     COM              717081103     5175   147654 SH       DEFINED                143034        0     4620
Pitney-Bowes, Inc              COM              724479100      859    20150 SH       DEFINED                 19800        0      350
Procter & Gamble Company       COM              742718109     2770    26415 SH       DEFINED                 25915        0      500
Qualcomm Inc.                  COM              747525103      546     8230 SH       SOLE                     8230        0        0
Radioshack Corp.               COM              750438103      239     7200 SH       SOLE                     7200        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804      696    14631 SH       DEFINED                 14331        0      300
Sara Lee Corp                  COM              803111103      628    28712 SH       SOLE                    28712        0        0
Schlumberger Limited           COM              806857108     4138    64810 SH       DEFINED                 61410        0     3400
Swift Energy Co                COM              870738101     3845   203965 SH       DEFINED                193582        0    10383
Time Warner Inc                COM              887317105     1556    92260 SH       DEFINED                 86985        0     5275
Vodafone Group Sponsored ADR   COM              92857W100     3106   129955 SH       DEFINED                126690        0     3265
Wal Mart Stores Inc            COM              931142103     7637   127940 SH       DEFINED                125425        0     2515
Walgreen Co.                   COM              931422109     6268   190214 SH       DEFINED                187114        0     3100
Wells Fargo & Co               COM              949746101      641    11316 SH       DEFINED                 11170        0      146
Wyeth Corp                     COM              983024100      593    15798 SH       DEFINED                 15198        0      600
Zimmer Holdings Inc            COM              98956P102      315     4265 SH       DEFINED                  3815        0      450